UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2014
Shares	Security	Value
	COMMON STOCK - 66.90%
	AUTO PARTS & EQUIPMENT - 3.00%
13,100	Lear Corp.	$ 1,233,627
13,900	TRW Automotive Holdings Corp. *	1,421,831
		2,655,458
	BANKS - 2.85%
15,300	Capital One Financial Corp.	1,216,962
25,600	Wells Fargo & Co.	1,303,040
		2,520,002
	BIOTECHNOLOGY - 3.06%
4,000	Biogen Idec, Inc. *	1,337,560
14,946	Gilead Sciences, Inc. *	1,368,306
		2,705,866
	CHEMICALS - 1.33%
45,300	Huntsman Corp.	1,180,065

	COMMERCIAL SERVICES - 1.56%
13,000	United Rentals, Inc. *	1,376,700

	COMPUTERS - 5.98%
30,100	Apple, Inc.	2,876,657
12,100	SanDisk Corp.	1,109,691
18,000	Synaptics, Inc. *	1,300,140
		5,286,488
	DIVERSIFIED FINANCIAL SERVICES - 1.48%
21,500	Discover Financial Services	1,312,790

	ELECTRONICS - 2.75%
107,000	Flextronics International Ltd. *	1,111,730
21,300	TE Connectivity Ltd.	1,318,257
		2,429,987
	HAND/MACHINE TOOLS - 1.37%
10,100	Snap-on, Inc.	1,214,020

	HEALTHCARE-SERVICES - 1.34%
15,300	Aetna, Inc.	1,186,209

	INTERNET - 3.89%
3,500	Google, Inc. *	2,028,425
16,800	NetEase, Inc. - ADR	1,411,872
		3,440,297
	MINING - 1.41%
33,400	Freeport-McMoRan, Inc.	1,243,148

	OIL & GAS - 11.97%
10,200	Chevron Corp.	1,318,248
9,400	Concho Resources, Inc. *	1,323,520
17,200	ConocoPhillips	1,419,000
97,000	Kodiak Oil & Gas Corp. *	1,507,380
49,000	Matador Resources Co. *	1,324,960
24,300	Oasis Petroleum, Inc. *	1,298,835
180,000	PetroQuest Energy, Inc. *	1,153,800
20,100	Tesoro Corp.	1,236,954
		10,582,697

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2014
Shares	Security	Value
	OIL & GAS SERVICES - 3.13%
20,700	Haliburton Co.	$ 1,428,093
12,400	Schlumberger Ltd.	1,344,036
		2,772,129
	PACKAGING & CONTAINERS - 1.49%
110,000	Graphic Packaging Holding Co. *	1,320,000

	PHARMACEUTICALS - 4.25%
25,400	Anika Therapeutics, Inc. *	1,068,324
7,100	McKesson Corp.	1,362,206
10,100	Salix Pharmaceuticals Ltd. *	1,332,291
		3,762,821
	REAL ESTATE - 1.48%
42,300	CBRE Group, Inc. *	1,304,532

	RETAIL - 4.17%
16,600	CVS Caremark Corp.	1,267,576
14,000	Lithia Motors, Inc.	1,243,900
20,400	Macy's, Inc.	1,178,916
		3,690,392
	SEMICONDUCTORS - 7.53%
17,500	Lam Research Corp.	1,225,000
42,800	Micron Technology, Inc. *	1,307,540
19,600	NXP Semiconductor *	1,222,060
14,800	QUALCOMM, Inc.	1,090,760
35,700	Skyworks Solutions, Inc.	1,812,132
		6,657,492
	TRANSPORTATION - 2.86%
11,900	Norfolk Southern Corp.	1,209,754
13,400	Union Pacific Corp.	1,317,354
		2,527,108

	TOTAL COMMON STOCK	59,168,201
	( Cost - $54,714,131)

	EXCHANGE TRADED FUNDS - 18.50%
	EQUITY FUND - 18.50%
50,000	Consumer Discretionary Select Sector SPDR Fund	3,292,000
82,400	Direxion Daily S&P 500 Bull 3X *	5,983,888
78,400	iShares MSCI Emerging Markets ETF	3,435,488
10,576	Materials Select Sector SPDR Fund	514,522
17,000	Vanguard Health Care ETF	1,891,590
14,000	Vanguard Telecommunication Services ETF	1,245,580
	TOTAL EXCHANGE TRADED FUNDS	16,363,068
	( Cost - $14,190,369)

	SHORT-TERM INVESTMENTS - 16.29%
14,406,077	AIM STIT Liquid Assets Portfolio - Cash Management Class, 0.00%**	14,406,077
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $14,406,077)

	TOTAL INVESTMENTS - 101.69%
	( Cost - $83,310,577) (a)	$ 89,937,346
	LIABILITIES IN EXCESS OF ASSETS - (1.69) %	(1,493,442)
	NET ASSETS - 100.0%	$ 88,443,904

ADR-American Depositary Receipt
ETF - Exchange-Traded Fund
* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on July 31, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $83,381,381 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 7,322,267
	Unrealized depreciation	(766,302)
	Net unrealized appreciation	$ 6,555,965

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

The following is a summary of significant accounting policies followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

	KCM Macro Trends Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	July 31, 2014

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 59,168,201	$ -	$ -	$ 59,168,201
Exchange-Traded Funds	16,363,068	-	-	16,363,068
Short Term Investments	14,406,077	-	-	14,406,077
Total	$ 89,937,346	$ -	$ -	$ 89,937,346

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period.
It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
See Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    9/26/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/26/14